Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Contributed surplus	Accumulated other comprehensive Loss	Deficit	Total
Balance, beginning (in shares) at Dec. 31, 2020	77,782,757
Balance, beginning at Dec. 31, 2020	$ 53,911	$ 3,931	$ (2,858)	$ (33,226)	$ 21,758
Private placement (in shares)	21,179,592
Private placement	$ 178,701				178,701
Share issued costs	(9,015)				(9,015)
Agent warrants issued	$ (873)	873
Exercise of RSUs (in shares)	385,000
Exercise of RSUs	$ 1,917	(1,917)
Exercise of warrants (in shares)	30,000
Exercise of warrants	$ 179	(47)			132
Stock-based compensation		28,041			28,041
Net loss for the period				(34,075)	(34,075)
Other comprehensive income for the period			(640)		(640)
Balance, ending (in shares) at Dec. 31, 2021	99,377,349
Balance, ending at Dec. 31, 2021	$ 224,820	30,881	(3,498)	(67,301)	184,902
Exercise of RSUs (in shares)	4,759,833
Exercise of RSUs	$ 48,504	(48,504)
Exercise of stock options	$ 169	(80)			89
Exercise of stock options (in shares)	40,000
Exercise of warrants (in shares)	532,860
Exercise of warrants	$ 3,218	(873)			2,345
Stock-based compensation		122,512			122,512
Net loss for the period				(127,210)	(127,210)
Other comprehensive income for the period			468		468
Balance, ending (in shares) at Dec. 31, 2022	104,710,042
Balance, ending at Dec. 31, 2022	$ 276,711	$ 103,936	$ (3,030)	$ (194,511)	$ 183,106